Financial Instruments and Fair Value Disclosures, Derivative Contracts Measured on Recurring Basis (Details) - Recurring Measurements [Member] - Level 2 [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fair Value [Member]
Derivatives Assets [Abstract]
Derivatives assets	$ 1,038,841	$ 1,256,432
Derivatives Liabilities [Abstract]
Derivatives liabilities	612,871	185,327
Fair Value [Member] | Hedge Accounting [Member] | Foreign Exchange Forwards & Options [Member]
Derivatives Assets [Abstract]
Derivatives assets	0	235,260
Derivatives Liabilities [Abstract]
Derivatives liabilities	83,669	0
Fair Value [Member] | Economic Hedging [Member] | Foreign Exchange Forwards & Options [Member]
Derivatives Assets [Abstract]
Derivatives assets	466,748	310,370
Derivatives Liabilities [Abstract]
Derivatives liabilities	529,202	185,327
Fair Value [Member] | Economic Hedging [Member] | Interest Rate Swaps [Member]
Derivatives Assets [Abstract]
Derivatives assets	572,093	710,802
Derivatives Liabilities [Abstract]
Derivatives liabilities	0	0
Nominal Value [Member]
Derivatives Assets [Abstract]
Derivatives assets	26,036,491	37,177,340
Derivatives Liabilities [Abstract]
Derivatives liabilities	26,007,802	5,264,389
Nominal Value [Member] | Hedge Accounting [Member] | Foreign Exchange Forwards & Options [Member]
Derivatives Assets [Abstract]
Derivatives assets	0	8,214,496
Derivatives Liabilities [Abstract]
Derivatives liabilities	5,825,450	0
Nominal Value [Member] | Economic Hedging [Member] | Foreign Exchange Forwards & Options [Member]
Derivatives Assets [Abstract]
Derivatives assets	14,257,402	16,815,826
Derivatives Liabilities [Abstract]
Derivatives liabilities	20,182,352	5,264,389
Nominal Value [Member] | Economic Hedging [Member] | Interest Rate Swaps [Member]
Derivatives Assets [Abstract]
Derivatives assets	11,779,089	12,147,018
Derivatives Liabilities [Abstract]
Derivatives liabilities	$ 0	$ 0